NOTE PAYABLE, RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
NOTE PAYABLE, RELATED PARTY

NOTE 8 — NOTE PAYABLE, RELATED PARTY

On January 16, 2020, the Company entered into the Secured Demand Grid Promissory Note (“Demand Note”) with EVgo Holdings whereby EVgo Holdings funds the operations of the Company with loans upon request at an interest rate of the Federal Reserve discount rate plus 7.0% (compounded annually) with a maturity date of January 16, 2027. The Demand Note is secured by the assets of the Company and does not have a stated credit limit.

The note payable can be redeemed by EVgo Holdings and the Company can prepay its obligations under the Demand Note at any time without prepayment penalties. As of March 31, 2021, $57,040,167 was outstanding under the Demand Note, which includes $875,784 of interest expense incurred during the three months ended March 31, 2021. As of December 31, 2020, $39,164,383 was outstanding under the Demand Note, which included $1,414,383 of interest expense incurred during the period from January 16, 2020 through December 31, 2020.

Principal and accrued but unpaid interest are payable by the Company to EVgo Holdings upon demand, and therefore is reflected as a current liability in the condensed consolidated balance sheets. The Demand Note requires full payment upon maturity with no periodic minimum payments during intervening periods. As of March 31, 2021, the Company has not made any interest or principal repayments.

NOTE 8 — RELATED PARTY — NOTE PAYABLE

On January 16, 2020, the Company entered into the Secured Demand Grid Promissory Note (“Demand Note”) with EVgo Holdings whereby EVgo Holdings funds the operations of the Company with loans upon request at an interest rate of the Federal Reserve discount rate plus 7.0% (compounded annually) with a maturity date of January 16, 2027. The Demand Note is secured by the assets of the Company and does not have a stated credit limit.

The note payable can be redeemed by EVgo Holdings and the Company can prepay its obligations under the Demand Note at any time without prepayment penalties. As of December 31, 2020, $39,164,383 was outstanding under the Demand Note, which includes $1,414,383 of interest expense incurred during the period from January 16, 2020 through December 31, 2020. The average interest rate on the borrowings outstanding under the Demand Note was 7.65% as of December 31, 2020. The Company received such loans at multiple dates through the year ending December 31, 2020.

Principal and accrued but unpaid interest are payable by the Company to EVgo Holdings upon demand, and therefore is reflected as a current liability in the consolidated balance sheet. The Demand Note requires full payment upon maturity with no periodic minimum payments during intervening periods. As of December 31, 2020, the Company has not made any interest or principal repayments.